Acquisition of Businesses - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Regent [member]
Disclosure of detailed information about business combination [line items]
Description of payment of stock option exercised	Comprises the present value of the expected amounts payable on exercise of the put and call options, assuming $39m is paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. The amount payable on exercise of the options is based on the annual trailing revenue of RHW, with a floor applied. The range of possible outcomes is $81m to $261m (undiscounted). The final put and call options are exercisable in 2033. The value of the contingent consideration is subject to periodic re-assessment as interest rates and RHW revenue expectations change.
Regent [member] | Minimum [member]
Disclosure of detailed information about business combination [line items]
Range of amounts payable on exercise of put and call options	$ 81,000,000
Regent [member] | Maximum [member]
Disclosure of detailed information about business combination [line items]
Range of amounts payable on exercise of put and call options	261,000,000
Regent [member] | Payment due in 2026 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 39,000,000
Cash consideration years	2026
Regent [member] | Payment due in 2026 [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage to be acquired on exercise	25.00%
Regent [member] | Payment due in 2028 [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 42,000,000
Cash consideration years	2028
Percentage to be acquired on exercise	24.00%
Regent [member] | Payment due in 2021 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 13,000,000
Cash consideration year	2021
Regent [member] | Payment due in 2024 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 13,000,000
Cash consideration year	2024
UK Portfolio [member]
Disclosure of detailed information about business combination [line items]
Lease payment condition	Comprises the present value of the above-market element of the expected lease payments over the 25 year lives of the hotel lease agreements. The undiscounted amount is $217m. The value of the contingent consideration has been assessed with the assistance of professional third party advisors and is subject to periodic re-assessment as interest rates and expected lease payments change. The above market assessment has been determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a lease by lease basis. There is no floor to the amount payable and no maximum amount.
Expected lease payments undiscounted	$ 217,000,000
UK Portfolio [member] | Contingent Consideration [member]
Disclosure of detailed information about business combination [line items]
Lease payment condition	25 years
UK Portfolio [member] | Working capital [member]
Disclosure of detailed information about business combination [line items]
Lease payment condition	Subject to final agreement and receivable in early 2019.